RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 20,444	R$ 22,441
Var Internal Model Regulatory Portfolio Interest Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	23,846	79,660
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	24,497	12,780
Var Internal Model Regulatory Portfolio Exchange Rate [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	21,405	7,654
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	995	1,188
Var Internal Model Regulatory Portfolio Commodity Price Commodities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	2,247	1,385
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	23,212	6,334
Var Internal Model Regulatory Portfolio Equities [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	30,064	4,904
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(19,896)	12,569
Var Internal Model Regulatory Portfolio Correlation Diversification Effect [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	(28,643)	(8,333)
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	49,252	55,312
Var Internal Model Regulatory Portfolio Var At The End Of The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	48,919	85,270
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	67,082	66,143
Var Internal Model Regulatory Portfolio Average Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	98,963	121,567
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	32,264	26,739
Var Internal Model Regulatory Portfolio Minimum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	33,126	54,047
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Va R [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	124,674	156,329
Var Internal Model Regulatory Portfolio Maximum Var In The Year [Member] | Var Internal Model Regulatory Portfolio Stressed [Member]
IfrsStatementLineItems [Line Items]
Risk Factors	R$ 272,495	R$ 287,868